CPG CARLYLE COMMITMENTS MASTER FUND, LLC
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2020 (UNAUDITED)
Investment Funds (87.17%)	Geographic Region	Cost	Fair Value
Co-Investments (18.62%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	$10,262,730	$9,191,444
Carlyle Eagle Coinvestment, L.P.(a)	North America	9,070,232	16,032,475
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	399,251	1,661,144
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	15,484,815	16,725,653
Carlyle Havasu Coinvestment, L.P.(a)(b)	North America	7,238,961	7,732,301
Carlyle Interlink Coinvestment, L.P.(a)(b)	North America	2,304,478	1,177,796
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	3,106,145	2,405,552
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	17,344,434	24,570,796
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	13,609,511	16,623,599
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9,180,000	10,134,991
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	5,048,915	5,530,264
CEMOF II Master Co-Investment Partners, L.P.(a)	North America	5,673,263	3,473,405
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	4,215,561	567,044
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	4,535,474	3,483,820
Matador Co-Investment SCSp(a)(b)	Europe	5,225,526	4,846,806
Nash Coinvestment, L.P.(a)	Africa	7,050,615	7,697,974
Neptune Coinvestment, L.P.(a)	Europe	7,545,050	12,990,768
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	13,972,777	28,904,632
Ripley Cable Holdings I, L.P.(a)(b)	Asia/Pacific	–	70,559
Riverstone Fieldwood Partners, L.P.(a)(b)	North America	7,009,249	35,606
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	1,216,629	161,472
Total Co-Investments		149,493,616	174,018,101

Primary Investments (33.55%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)	North America	18,499,228	19,122,793
Carlyle Asia Growth Partners V, L.P.(a)(b)	Asia/Pacific	6,022,736	2,849,930
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	46,852,048	42,886,251
Carlyle Asia Partners V, L.P.(a)	Asia/Pacific	19,859,356	17,418,294
Carlyle Europe Partners V, L.P.(a)(b)	Europe	12,109,630	8,055,773
Carlyle Europe Technology Partners III, L.P.(a)(b)	Europe	15,078,348	15,583,323
Carlyle Europe Technology Partners IV, L.P.(a)(b)	Europe	4,214,710	2,997,447
Carlyle Global Financial Services Partners II, L.P.(a)	Global	13,375,949	15,627,695
Carlyle Global Financial Services Partners III, L.P.(a)	Global	12,994,679	13,293,464
Carlyle International Energy Partners II, S.C.Sp.(a)(b)	Global	3,913,745	3,083,163
Carlyle International Energy Partners, L.P.(a)	Global	23,692,264	21,641,356
Carlyle Partners VI, L.P.(a)	North America	14,776,080	21,977,924
Carlyle Partners VII, L.P.(a)	North America	52,678,014	46,894,584
Carlyle Strategic Partners III, L.P.(a)	North America	6,900,795	3,936,153
Carlyle Structured Credit Fund, L.P.(a)	North America	48,573,035	39,271,620
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)	Europe	6,000,000	5,029,691
Golub Capital Partners 10, L.P.(a)	North America	26,250,000	21,712,147
JLL Partners Fund VII, L.P.(a)(b)	North America	8,319,764	10,490,563
Riverside Capital Appreciation Fund VII, L.P.(a)(b)	North America	2,093,612	1,572,081
Spring Bridge Partners, L.P.(a)	North America	58,828	–
Total Primary Investments		342,262,821	313,444,252

Secondary Investments (35.00%)
Aberdeen Venture Partners IV, L.P.(a)	North America	–	220,237
Audax Private Equity Fund, L.P.(a)(b)	North America	–	7,160
BlueCrest Strategic Limited(a)(b)	North America	46,031	55,312

Investment Funds (87.17%) (continued)	Geographic Region	Cost	Fair Value
Secondary Investments (35.00%) (continued)
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	$137,120	$88,246
Caliburn Strategic Fund(a)(b)	Europe	369,280	400,307
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	–	17,821
Canyon Distressed Opportunity Fund (Delaware), L.P.(a)(b)	North America	–	235,714
Carlyle Asia Growth Partners IV Coinvestment, L.P.(a)(b)	Asia/Pacific	331,628	28,254
Carlyle Asia Growth Partners IV, L.P.(a)	Asia/Pacific	23,198,384	7,787,662
Carlyle Asia Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	298,340	25,488
Carlyle Asia Partners II, L.P.(a)(b)	Asia/Pacific	127,118	258,323
Carlyle Asia Partners III Coinvestment, L.P.(a)	Asia/Pacific	768,951	152,515
Carlyle Asia Partners III, L.P.(a)	Asia/Pacific	3,315,310	1,766,415
Carlyle Asia Partners IV Access Fund, L.L.C.(a)	Asia/Pacific	2,621,304	3,598,580
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	1,677,618	1,429,404
Carlyle Cardinal Ireland Fund, L.P.(a)(b)	Europe	481,916	535,250
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)	North America	7,271,223	1,379,751
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	764,265	73,229
Carlyle Europe Partners II, L.P.(a)(b)	Europe	2,603,699	1,117,737
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	3,837,226	476,172
Carlyle Europe Partners III, L.P.(a)(b)	Europe	7,030,389	3,431,512
Carlyle Europe Partners IV, L.P.(a)(b)	Europe	901,250	1,011,726
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	21,358	4,021
Carlyle Europe Technology Partners II, L.P.(a)(b)	Europe	–	33,403
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	1,611	741
Carlyle Global Financial Services Partners II, L.P.(a)	Global	4,989,086	6,958,547
Carlyle Global Financial Services Partners, L.P.(a)	Global	–	462,464
Carlyle Infrastructure Partners, L.P.(a)(b)	North America	1,418,216	713,415
Carlyle International Energy Partners, L.P.(a)	Global	5,806,422	5,049,651
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	238,749	12,197
Carlyle Japan Partners II, L.P.(a)(b)	Asia/Pacific	69,543	218,353
Carlyle MENA Partners, L.P.(a)	Middle East/North Africa	391,265	354,822
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	7,568,929	474,942
Carlyle Partners V Coinvestment, L.P.(a)	North America	3,746,265	748,392
Carlyle Partners V, L.P.(a)	North America	16,610,178	19,660,028
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	233,033	198,335
Carlyle Partners VI, L.P.(a)	North America	1,206,236	15,410,148
Carlyle Realty Partners V, L.P.(a)(b)	North America	1,279,304	1,173,596
Carlyle Realty Partners VI, L.P.(a)(b)	North America	129,767	85,066
Carlyle South America Buyout Fund, L.P.(a)	South America	2,772,866	2,519,911
Carlyle Strategic Partners II Coinvestment, L.P.(a)	North America	235,202	135,006
Carlyle Strategic Partners II, L.P.(a)(b)	North America	4,307,082	3,219,702
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	237,743	208,499
Carlyle Strategic Partners III, L.P.(a)	North America	360,530	281,154
Carlyle U.S. Equity Opportunity Fund, L.P.(a)(b)	North America	1,741,399	1,873,225
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)	North America	30,481	154,197
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	154,127	130,956
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)	North America	1,912,847	1,701,909
Carlyle U.S. Growth Fund III, L.P.(a)(b)	North America	–	83,650
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	264,365	9,220
Carlyle Venture Partners III Coinvestment, L.P.(a)(b)	North America	130,713	37,644
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)	North America	2,054,152	401,736
Cerberus Institutional Overseas III, Ltd.(a)(b)	North America	–	15,732
Cerberus Institutional Overseas IV, Ltd.(a)(b)	North America	5,474,664	5,338,018
Cerberus Institutional Partners III, L.P.(a)(b)	North America	–	126,387
Cerberus Institutional Partners, L.P. - Series 4(a)(b)	North America	258,919	258,664
Cerberus International SPV, Ltd. Class A(a)(b)	North America	–	737,114
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	–	439,615
Cerberus International, Ltd. Class A(a)(b)	North America	–	347,769

Investment Funds (87.17%) (continued)	Geographic Region	Cost	Fair Value
Secondary Investments (35.00%) (continued)
Euro Wagon II, L.P.(a)(b)	Europe	$–	$490,291
Forward Ventures IV, L.P.(a)(b)	North America	–	2,505,205
Garrison Opportunity Fund II A, LLC(a)(b)	North America	7,468,207	9,761,897
Garrison Opportunity Fund, LLC - Series A(a)(b)	North America	13,538	6,331
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	148,676	123,619
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	619,493	365,166
Hummer Winblad Venture Partners V, L.P.(a)(b)	North America	–	7,601
JLL Partners Fund V, L.P.(a)(b)	North America	1,858,461	1,299,130
Laverne Buyer Holdings I, LLC(a)(b)	North America	4,311,525	7,441,477
Laverne Buyer Holdings II, LLC(a)(b)	North America	1,501,992	2,792,908
Laverne Buyer Holdings III, LLC(a)(b)	North America	8,172,122	7,449,492
Laverne Buyer Holdings V, LLC(a)(b)	North America	1,327,464	2,356,140
Madison Dearborn Capital Partners IV(a)(b)	North America	122,757	90,052
MENA Coinvestment, L.P.(a)	Middle East/North Africa	355,599	213,804
Neoma Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	7,543,083	3,723,013
New Enterprise Associates 10, L.P.(a)(b)	North America	279,424	255,941
New Enterprise Associates 9, L.P.(a)(b)	North America	1,089	50,034
Newport Global Opportunities Fund, L.P.(a)(b)	North America	21,658,264	10,125,000
OCM Opportunities Fund VI, L.P.(a)(b)	North America	999	635
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	97,255	115,182
OCM Opportunities Fund VII, L.P.(a)(b)	North America	8,734	10,505
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)	North America	–	38,622
OCM Opportunities Fund VIIb, L.P.(a)(b)	North America	–	3,495
Passero 18, L.P.(a)(b)	North America	20,132,944	23,269,250
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	–	22,649
PIMCO Bravo Fund, L.P.(a)(b)	North America	–	141,580
Revelstoke Single Asset Fund I, L.P.(a)(b)	North America	12,992,933	16,535,848
Riverside Micro-Cap Fund III, L.P.(a)(b)	North America	9,077,275	12,007,234
Riverstone Global Energy and Power Fund V, L.P.(a)	North America	17,484,629	5,271,336
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)	North America	6,042,966	1,524,149
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)	North America	1,723,549	1,397,536
SCP Private Equity Fund I, L.P.(a)(b)	North America	306,444	326,908
SCP Real Assets Fund I, L.P.(a)(b)	North America	36,812	40,933
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	–	7,826
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	1,832,025	5,016,629
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	122,510	327,960
Strategic Value Global Opportunity Master Fund, L.P.(a)(b)	North America	–	67,360
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	3,203,390	18,703,040
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	275,740	1,563,495
Styx International, Ltd. Series 1(a)(b)	North America	450,381	522,297
Styx International, Ltd. Series 4(a)(b)	North America	212,357	245,994
Styx International, Ltd. Series 5(a)(b)	North America	98,352	113,931
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	23,928	28,502
The Varde Fund VII-B, L.P.(a)(b)	North America	47,364	60,401
Varde Investment Partners, L.P.(a)(b)	North America	1,363	2,362
VIP I CF, L.P.(a)(b)	Europe	10,848,301	11,651,244
Warburg Pincus Energy, L.P.(a)	North America	2,724,389	2,054,335
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	31,477,658	26,731,384
Warrior Buyer Holdings, LLC(a)(b)	North America	41,465,164	49,737,221
WLR Recovery IV, L.P.(a)	North America	1,336,158	6,753,504
Total Secondary Investments		336,831,418	327,025,492
Total Investment Funds		$828,587,855	$814,487,845

Direct Investments (0.23%)	Geographic Region	Shares/ Par Value	Cost	Fair Value
Interlink Maritime Corp.(a)(b)(c)	North America	80,000	$3,000,000	$1,672,263
PNBK Holdings, LLC(a)	North America	866,703	866,703	436,743
Total Direct Investments			$3,866,703	$2,109,006

Common Stock (0.02%)
PNBK Holdings, LLC		24,674	288,319	145,577
Total Common Stock			$288,319	$145,577

Short-Term Investments (14.87%)	Cost	Fair Value
Money Market Funds (14.87%)
Federated Hermes U.S. Treasury Cash Reserves, Class Institutional, 0.07%(d)	27,769,950	27,769,950
Fidelity Treasury Only Money Market Fund, 0.01%(d)	37,298,885	37,298,885
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 0.06%(d)	40,008,640	40,008,640
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 0.04%(d)	30,006,982	30,006,982
Morgan Stanley Institutional Liquidity Fund, Class I, 0.06%(d)	3,853,430	3,853,430
Total Money Market Funds	138,937,887	138,937,887

Total Short-Term Investments	$138,937,887	$138,937,887

Total Investments (102.29%)	$971,680,764	$955,680,315
Liabilities in Excess of Other Assets (-2.29%)		(21,403,751)
Net Assets (100.00%)		$934,276,564

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
(b)	Non-income producing security.
(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.18% of Net Assets. The total value of these securities is $1,672,263.
(d)	The rate shown is the annualized 7-day yield as of June 30, 2020.

Investments as of June 30, 2020

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	18.62%
Primary Investments	33.55%
Secondary Investments	35.00%
Total Investment Funds	87.17%
Direct Investments	0.23%
Common Stock	0.02%
Short-Term Investments
Money Market Fund	14.87%
Total Investments	102.29%
Other assets in excess of liabilities	(2.29%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Schedule of Investments.

CPG CARLYLE COMMITMENTS FUND, LLC

Notes to Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective Investment Funds’ operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of June 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments	$-	$-	$1,672,263	$1,672,263
Common Stock	145,577	-	-	145,577
Short-Term Investments	-	138,937,887	-	138,937,887
Total	$145,577	$138,937,887	$1,672,263	$140,755,727

The Master Fund held Investment Funds with a fair value of $814,924,588, that, in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of June 30, 2020. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Direct Investments	Total
Balance as of April 1, 2020	$2,052,558	$2,052,558
Purchases	-	-
Sales	-	-
Realized Gain	-	-
Net Change in Unrealized Appreciation/Depreciation	(380,295)	(380,295)
Transfer In	-	-
Transfer Out	-	-
Balance as of June 30, 2020	$1,672,263	$1,672,263

The amount of the net change in unrealized appreciation/depreciation for the period ended June 30, 2020 relating to investments in Level 3 assets still held at June 30, 2020 is $(380,295).